Summary of Liabilities for Variable Contract Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 1,626,001	$ 1,998,315
Incurred guaranteed benefits	(1,149,858)	(35,601)
Paid guaranteed benefits	(88,128)	(336,713)
Ending balance	388,015	1,626,001
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	76,041	80,537
Incurred guaranteed benefits	4,608	14,880
Paid guaranteed benefits	(12,712)	(19,376)
Ending balance	67,937	76,041
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	246,392	277,775
Incurred guaranteed benefits	(75,489)	(25,017)
Paid guaranteed benefits	(4,570)	(6,366)
Ending balance	166,333	246,392
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	345,703	623,016
Incurred guaranteed benefits	(166,884)	33,658
Paid guaranteed benefits	(70,846)	(310,971)
Ending balance	107,973	345,703
Guaranteed Lifetime Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	957,865	1,016,987
Incurred guaranteed benefits	(912,093)	(59,122)
Ending balance	$ 45,772	$ 957,865